Summary of Derivative Instruments (Parenthetical) (Detail) - Designated as Hedging Instrument - SOFR - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2022	Dec. 31, 2022
Interest rate swaps
Derivative [Line Items]
Derivative term		November 30, 2032
Fixed interest rate on derivative contracts	1.96%
Interest rate swaps | Forward contract
Derivative [Line Items]
Derivative term	February 28, 2034
Initial notional amount	$ 100,000
Interest rate swaps | Minimum
Derivative [Line Items]
Fixed interest rate on derivative contracts		0.02%
Interest rate swaps | Maximum [Member]
Derivative [Line Items]
Fixed interest rate on derivative contracts		3.84%
Interest Rate Cap
Derivative [Line Items]
Derivative term		March 31, 2023
Fixed cap rate on derivative contracts		6.33%